Fees Summary	Apr. 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,004,809,221.00
Total Fee Amount	138,764.15
Total Offset Amount	72,363.85
Net Fee	$ 66,400.30
Offering Table N/A
Offset Table N/A